Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	State Street Navigator Securities Lending Trust
Entity Central Index Key	0001011008
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000026831
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Government Money Market Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
AssetsNet	$ 7,155,213,369
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,324,580
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$7,155,213,369 Number of Portfolio Holdings134 Total Advisory Fees Paid$1,324,580
Holdings [Text Block]

Top Security Type

Asset	%
Treasury Debt	42.5%
Treasury Repurchase Agreements	23.2%
Government Agency Debt	16.4%
Government Agency Repurchase Agreements	11.7%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	32.1%
8 to 30 Days	12.0%
31 to 60 Days	9.3%
61 to 90 Days	7.8%
91 to 180 Days	18.5%
Over 180 Days	14.1%

Material Fund Change Adviser [Text Block]
C000171428
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the course of 2024 the fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return.  Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve (the "Fed") was slow to commence its rate cutting cycle, and short-term Treasury and spread-based strategies benefited from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 100 basis points, with rate decisions taking place in the last four months of 2024, decreasing the Fund's one-day yield from 5.62% at the start of the year to 4.63% by year-end.

The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
07/11/16	$10,000	$10,000	$10,000
08/31/16	$10,008	$9,991	$10,004
09/30/16	$10,013	$9,986	$10,009
10/31/16	$10,019	$9,909	$10,011
11/30/16	$10,025	$9,675	$10,013
12/31/16	$10,032	$9,688	$10,017
01/31/17	$10,040	$9,707	$10,022
02/28/17	$10,048	$9,773	$10,026
03/31/17	$10,056	$9,768	$10,028
04/30/17	$10,066	$9,843	$10,034
05/31/17	$10,075	$9,919	$10,040
06/30/17	$10,084	$9,909	$10,048
07/31/17	$10,095	$9,951	$10,057
08/31/17	$10,106	$10,041	$10,066
09/30/17	$10,116	$9,993	$10,075
10/31/17	$10,127	$9,999	$10,084
11/30/17	$10,138	$9,986	$10,092
12/31/17	$10,151	$10,032	$10,103
01/31/18	$10,164	$9,916	$10,115
02/28/18	$10,177	$9,822	$10,125
03/31/18	$10,192	$9,885	$10,138
04/30/18	$10,209	$9,811	$10,152
05/31/18	$10,227	$9,882	$10,168
06/30/18	$10,245	$9,869	$10,185
07/31/18	$10,264	$9,872	$10,201
08/31/18	$10,283	$9,935	$10,219
09/30/18	$10,302	$9,871	$10,234
10/31/18	$10,322	$9,793	$10,253
11/30/18	$10,343	$9,852	$10,274
12/31/18	$10,365	$10,033	$10,293
01/31/19	$10,388	$10,139	$10,313
02/28/19	$10,409	$10,133	$10,331
03/31/19	$10,433	$10,328	$10,354
04/30/19	$10,455	$10,331	$10,374
05/31/19	$10,478	$10,514	$10,397
06/30/19	$10,500	$10,646	$10,420
07/31/19	$10,522	$10,669	$10,439
08/31/19	$10,543	$10,946	$10,461
09/30/19	$10,563	$10,888	$10,479
10/31/19	$10,582	$10,920	$10,499
11/30/19	$10,599	$10,915	$10,512
12/31/19	$10,616	$10,907	$10,527
01/31/20	$10,632	$11,117	$10,541
02/29/20	$10,648	$11,317	$10,557
03/31/20	$10,660	$11,251	$10,588
04/30/20	$10,667	$11,451	$10,589
05/31/20	$10,673	$11,504	$10,589
06/30/20	$10,677	$11,576	$10,590
07/31/20	$10,680	$11,749	$10,592
08/31/20	$10,683	$11,654	$10,593
09/30/20	$10,684	$11,648	$10,594
10/31/20	$10,686	$11,596	$10,595
11/30/20	$10,688	$11,710	$10,596
12/31/20	$10,689	$11,726	$10,598
01/31/21	$10,691	$11,642	$10,598
02/28/21	$10,692	$11,474	$10,599
03/31/21	$10,693	$11,331	$10,600
04/30/21	$10,694	$11,420	$10,600
05/31/21	$10,695	$11,457	$10,601
06/30/21	$10,696	$11,538	$10,600
07/31/21	$10,697	$11,667	$10,601
08/31/21	$10,698	$11,645	$10,601
09/30/21	$10,699	$11,544	$10,602
10/31/21	$10,700	$11,541	$10,601
11/30/21	$10,701	$11,575	$10,602
12/31/21	$10,702	$11,545	$10,603
01/31/22	$10,703	$11,296	$10,602
02/28/22	$10,704	$11,170	$10,604
03/31/22	$10,707	$10,860	$10,607
04/30/22	$10,711	$10,448	$10,608
05/31/22	$10,718	$10,515	$10,616
06/30/22	$10,729	$10,350	$10,618
07/31/22	$10,746	$10,603	$10,624
08/31/22	$10,769	$10,304	$10,641
09/30/22	$10,793	$9,858	$10,667
10/31/22	$10,823	$9,731	$10,684
11/30/22	$10,858	$10,089	$10,718
12/31/22	$10,897	$10,043	$10,757
01/31/23	$10,940	$10,352	$10,791
02/28/23	$10,981	$10,084	$10,826
03/31/23	$11,027	$10,341	$10,873
04/30/23	$11,073	$10,403	$10,907
05/31/23	$11,123	$10,290	$10,950
06/30/23	$11,172	$10,253	$11,000
07/31/23	$11,223	$10,246	$11,043
08/31/23	$11,276	$10,181	$11,093
09/30/23	$11,328	$9,922	$11,144
10/31/23	$11,382	$9,765	$11,194
11/30/23	$11,435	$10,208	$11,244
12/31/23	$11,489	$10,598	$11,297
01/31/24	$11,543	$10,569	$11,345
02/29/24	$11,594	$10,420	$11,391
03/31/24	$11,649	$10,516	$11,443
04/30/24	$11,702	$10,251	$11,492
05/31/24	$11,757	$10,424	$11,547
06/30/24	$11,810	$10,523	$11,594
07/31/24	$11,865	$10,769	$11,646
08/31/24	$11,920	$10,924	$11,701
09/30/24	$11,972	$11,070	$11,752
10/31/24	$12,024	$10,795	$11,797
11/30/24	$12,072	$10,909	$11,842
12/31/24	$12,120	$10,731	$11,890

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 07/11/16
Fund	5.49%	2.69%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	0.84%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	2.06%

Performance Inception Date	Jul. 11, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.
AssetsNet	$ 882,439,331
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 96,242
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$882,439,331 Number of Portfolio Holdings129 Portfolio Turnover Rate0% Total Advisory Fees Paid$96,242
Holdings [Text Block]

Top Security Type

Asset	%
Certificates Of Deposit	26.4%
Financial Company Commercial Paper	23.5%
Government Agency Repurchase Agreements	15.2%
Treasury Repurchase Agreements	14.1%
Asset Backed Commercial Paper	10.7%
Other Repurchase Agreements	6.3%
Other Notes	2.4%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.0%
8 to 30 Days	9.1%
31 to 60 Days	10.6%
61 to 90 Days	10.0%
91 to 180 Days	18.3%
Over 180 Days	10.5%

C000206723
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the course of 2024 the fund adhered to its primary objective of principal preservation and liquidity while generating a market rate of return. Due to mixed economic data and slow-to-cool inflation, the U.S. Federal Reserve (the "Fed") was slow to commence its rate cutting cycle, and short-term Treasury and spread-based strategies benefitted from yields remaining higher for longer. Ultimately the Fed cut interest rates by a total of 100 basis points, with rate decisions taking place in the last four months of 2024, decreasing the Fund's one-day yield from 5.64% at the start of the year to 4.61% by year-end.

The Fund performance was driven by investment in short term commercial paper, asset backed commercial paper and certificate of deposit investments, which offered a small premium over Treasury Bill yields. The duration of the fund was managed in order to maximize safety and liquidity while still allowing for competitive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
12/10/18	$10,000	$10,000	$10,000
01/31/19	$10,038	$10,203	$10,034
02/28/19	$10,058	$10,197	$10,052
03/31/19	$10,080	$10,393	$10,073
04/30/19	$10,101	$10,396	$10,093
05/31/19	$10,123	$10,580	$10,116
06/30/19	$10,143	$10,713	$10,138
07/31/19	$10,165	$10,737	$10,157
08/31/19	$10,185	$11,015	$10,177
09/30/19	$10,204	$10,956	$10,195
10/31/19	$10,222	$10,989	$10,215
11/30/19	$10,238	$10,984	$10,228
12/31/19	$10,254	$10,976	$10,242
01/31/20	$10,270	$11,187	$10,256
02/29/20	$10,285	$11,389	$10,271
03/31/20	$10,296	$11,322	$10,301
04/30/20	$10,304	$11,523	$10,302
05/31/20	$10,309	$11,576	$10,302
06/30/20	$10,313	$11,649	$10,304
07/31/20	$10,316	$11,823	$10,306
08/31/20	$10,318	$11,728	$10,306
09/30/20	$10,320	$11,722	$10,307
10/31/20	$10,321	$11,669	$10,309
11/30/20	$10,323	$11,784	$10,310
12/31/20	$10,324	$11,800	$10,311
01/31/21	$10,326	$11,715	$10,312
02/28/21	$10,327	$11,546	$10,313
03/31/21	$10,329	$11,402	$10,313
04/30/21	$10,330	$11,492	$10,313
05/31/21	$10,331	$11,530	$10,314
06/30/21	$10,332	$11,611	$10,313
07/31/21	$10,333	$11,740	$10,314
08/31/21	$10,334	$11,718	$10,314
09/30/21	$10,335	$11,617	$10,315
10/31/21	$10,336	$11,613	$10,314
11/30/21	$10,337	$11,648	$10,315
12/31/21	$10,338	$11,618	$10,316
01/31/22	$10,339	$11,368	$10,315
02/28/22	$10,341	$11,241	$10,317
03/31/22	$10,343	$10,929	$10,320
04/30/22	$10,347	$10,514	$10,321
05/31/22	$10,355	$10,582	$10,328
06/30/22	$10,365	$10,416	$10,331
07/31/22	$10,381	$10,670	$10,336
08/31/22	$10,403	$10,369	$10,353
09/30/22	$10,426	$9,921	$10,378
10/31/22	$10,455	$9,792	$10,395
11/30/22	$10,490	$10,152	$10,428
12/31/22	$10,529	$10,106	$10,466
01/31/23	$10,570	$10,417	$10,499
02/28/23	$10,610	$10,148	$10,533
03/31/23	$10,654	$10,406	$10,578
04/30/23	$10,699	$10,469	$10,612
05/31/23	$10,747	$10,355	$10,653
06/30/23	$10,794	$10,318	$10,702
07/31/23	$10,843	$10,311	$10,744
08/31/23	$10,894	$10,245	$10,793
09/30/23	$10,944	$9,985	$10,842
10/31/23	$10,996	$9,827	$10,891
11/30/23	$11,047	$10,272	$10,940
12/31/23	$11,099	$10,665	$10,991
01/31/24	$11,152	$10,636	$11,038
02/29/24	$11,201	$10,486	$11,083
03/31/24	$11,254	$10,582	$11,133
04/30/24	$11,305	$10,315	$11,180
05/31/24	$11,357	$10,490	$11,234
06/30/24	$11,408	$10,589	$11,280
07/31/24	$11,461	$10,837	$11,330
08/31/24	$11,515	$10,992	$11,385
09/30/24	$11,565	$11,140	$11,434
10/31/24	$11,614	$10,863	$11,478
11/30/24	$11,661	$10,978	$11,521
12/31/24	$11,707	$10,799	$11,568

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/10/18
Fund	5.48%	2.69%	2.63%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.28%
ICE BofA U.S. 3-Month Treasury Bill Index	5.25%	2.46%	2.43%

Performance Inception Date	Dec. 10, 2018
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-877-521-4083 or visiting our website at www.ssga.com.
AssetsNet	$ 11,230,716,781
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 2,969,120
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$11,230,716,781 Number of Portfolio Holdings122 Portfolio Turnover Rate0% Total Advisory Fees Paid$2,969,120
Holdings [Text Block]

Top Security Type

Asset	%
Certificates Of Deposit	28.6%
Financial Company Commercial Paper	23.0%
Other Notes	14.9%
Other Repurchase Agreements	10.1%
Asset Backed Commercial Paper	9.6%
Government Agency Repurchase Agreements	7.9%
Treasury Repurchase Agreements	3.5%
Treasury Debt	0.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.8%
8 to 30 Days	4.8%
31 to 60 Days	10.5%
61 to 90 Days	6.4%
91 to 180 Days	20.5%
Over 180 Days	15.5%